Treasury Stock	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Treasury Stock
19.	TREASURY STOCK

For the year ended December 31, 2012, 2013 and 2014, the Company repurchased the number of 447,828 ADSs, 586,869 ADSs and 1,553,085 ADSs pursuant to the share repurchase plans. The repurchased ordinary shares were mainly used for settlement of acquisition payment.

For the year ended December 31, 2012, 2013 and 2014, 2,343,239 ADSs, 840,114 ADSs and nil were issued to settle the contingent consideration payment in relation to acquisitions.

In 2014, 76,048 ADSs were issued to Galaxy ENet Inc. (“Galaxy ENet”) (Note 22(b)).